Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets [abstract]
Interest receivable	$ 10,443	$ 6,741
Other	1,258	909
Other currents assets	11,701	7,650	$ 5,946
Guarantee deposits	14,568	10,401
Deposits for litigation	12,390	12,482
Other assets	4,182	4,182
Other non - current assets	31,140	27,065	$ 68,193
Other current and non-current assets	$ 42,841	$ 34,715